Long Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long Term Investments [Abstract]
Schedule of Equity Method Investments	Considering the total equity investments accounted for using equity method is over 10% of the Group’s total asset, the Group summarized the unaudited interim condensed financial information of the Group’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X:
	For the six months ended June 30, 2025
	RMB	US$
Operating data:
Revenues	11,533,574	1,611,149
Gross profit	1,527,032	213,314
Operating income	1,392,120	194,468
Net income	1,337,714	186,868
Net income attributable to the Group	223,367	31,203